Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail)	Dec. 31, 2023	Dec. 31, 2022
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	10.50%	10.50%
Rate of return on plan assets	10.50%	10.50%
Rate of salary increases	4.50%	4.50%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rates	5.20%	5.50%
Rate of return on plan assets	5.20%	5.50%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	4.70%	5.00%
Rate of return on plan assets	4.70%	5.00%
Rate of salary increases	3.10%	3.25%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	11.00%	13.00%
Rate of return on plan assets	11.00%	13.00%
Rate of salary increases	7.30%	7.30%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.10%	3.60%
Rate of return on plan assets	3.10%	3.60%
Rate of salary increases	2.50%	2.50%